Segment analysis - Disaggregation of revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of revenue
Revenue from contracts with customers	$ 6,660	$ 6,676	$ 6,390
Metal Beverage Packaging Europe
Disaggregation of revenue
Revenue from contracts with customers	1,556	1,616	1,535
Metal Beverage Packaging Americas
Disaggregation of revenue
Revenue from contracts with customers	1,816	1,742	1,529
Glass Packaging Europe
Disaggregation of revenue
Revenue from contracts with customers	1,613	1,623	1,549
Glass Packaging North America
Disaggregation of revenue
Revenue from contracts with customers	1,675	1,695	1,777
Europe
Disaggregation of revenue
Revenue from contracts with customers	3,097	3,174
Europe | Metal Beverage Packaging Europe
Disaggregation of revenue
Revenue from contracts with customers	1,541	1,601
Europe | Metal Beverage Packaging Americas
Disaggregation of revenue
Revenue from contracts with customers	2	1
Europe | Glass Packaging Europe
Disaggregation of revenue
Revenue from contracts with customers	1,554	1,572
North America
Disaggregation of revenue
Revenue from contracts with customers	3,105	3,037
North America | Metal Beverage Packaging Europe
Disaggregation of revenue
Revenue from contracts with customers	5	2
North America | Metal Beverage Packaging Americas
Disaggregation of revenue
Revenue from contracts with customers	1,419	1,339
North America | Glass Packaging Europe
Disaggregation of revenue
Revenue from contracts with customers	7	9
North America | Glass Packaging North America
Disaggregation of revenue
Revenue from contracts with customers	1,674	1,687
Rest of the World
Disaggregation of revenue
Revenue from contracts with customers	458	465
Rest of the World | Metal Beverage Packaging Europe
Disaggregation of revenue
Revenue from contracts with customers	10	13
Rest of the World | Metal Beverage Packaging Americas
Disaggregation of revenue
Revenue from contracts with customers	395	402
Rest of the World | Glass Packaging Europe
Disaggregation of revenue
Revenue from contracts with customers	52	42
Rest of the World | Glass Packaging North America
Disaggregation of revenue
Revenue from contracts with customers	1	8
Discontinued operations
Disaggregation of revenue
Revenue from contracts with customers	2,003	2,421	2,206
Discontinued operations | Europe
Disaggregation of revenue
Revenue from contracts with customers	1,480	1,795
Discontinued operations | North America
Disaggregation of revenue
Revenue from contracts with customers	389	447
Discontinued operations | Rest of the World
Disaggregation of revenue
Revenue from contracts with customers	134	179
Aggregate continuing and discontinued operations
Disaggregation of revenue
Revenue from contracts with customers	8,663	9,097	$ 8,596
Aggregate continuing and discontinued operations | Europe
Disaggregation of revenue
Revenue from contracts with customers	4,577	4,969
Aggregate continuing and discontinued operations | North America
Disaggregation of revenue
Revenue from contracts with customers	3,494	3,484
Aggregate continuing and discontinued operations | Rest of the World
Disaggregation of revenue
Revenue from contracts with customers	$ 592	$ 644